Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Common Stock [Member]
Issuance costs	$ 41	$ 111
Warrant [Member]
Issuance costs		$ 121